1(212) 318-6736

ryanjohnson@paulhastings.com

October 20, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli ETFs Trust (the “Registrant”)

Registration Statement on Form N-1A

1940 Act File No. 812-15036

Ladies and Gentlemen:

On behalf of the Registrant, we hereby transmit for filing, pursuant to the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A, together with certain exhibits thereto.

The purpose of this filing is to update the Registration Statement to respond to comments from the Securities and Exchange Commission.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Ryan Johnson

Ryan Johnson

for PAUL HASTINGS LLP